RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8: RELATED PARTY TRANSACTIONS

As of September 30, 2024 and December 31, 2023, amounts due to related parties were $426,921 and $400,012, respectively. The advances are unsecured, non-interest bearing and due on demand. Amounts due to related parties consist of current and former executives, and a board member. The related party balances are with a former officer, current director and the Chief Executive Officer.

NOTE 10: RELATED PARTY TRANSACTIONS

As of December 31, 2023 and 2022, the Company made net repayments for amounts due to related parties totaling $130,205 and $170,000, respectively. As of December 31, 2023 and December 31, 2022, amounts due to related parties were $400,012 and $556,217, respectively. The advances are unsecured, non-interest bearing and due on demand. Amounts due to related parties consist of current and former executives, and a board member.

As of December 31, 2023 and 2022, due to related parties includes advances from the former officer, Mark Lynn, who also serves as a director, totaling $104,568 and $104,568 respectively, and accrued salary and expense reimbursements of $87,222 and $100,649, respectively, to current officers.

In October 2022, the Company received advances from a director, Trevor Pettennude, totaling $325,000. The advances are unsecured, non- interest bearing and due on demand. As of December 31, 2023 and 2022, the amounts $175,000 and $325,000 were outstanding.

As of December 31, 2023, due to related parties includes advances from the Chief Executive Officer of $33,222.